Revenues (Details) - Schedule of sale of farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Sale Of Farms Abstract
Sale of farm	R$ 461,615	R$ 102,011	R$ 83,179
Adjustment to present value	(145,441)	(16,245)	(11,687)
Gross revenue from sale of farm	316,174	85,766	71,492
Sales taxes	(7,973)	(2,151)	(2,610)
Cost of sale of farm	(56,667)	(30,518)	(7,462)
Gain from sale of farm	251,534	53,097	61,420
Selling expenses	(6,553)
Income tax and social contribution	(11,110)	(1,815)	(2,201)
Net gain from sale of farms	R$ 233,871	R$ 51,282	R$ 59,219